Phone:	(215)569-5530
Fax:	(215)832-5530
Email:	stokes@blankrome.com

August 18, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Cornerstone Strategic Value Fund, Inc.
Registration Statement on Form N-2 filed pursuant to the
Securities Act of 1933 and the Investment Company Act of 1940

Gentlemen:

On behalf of our client, Cornerstone Strategic Value Fund, Inc., transmitted herewith is a copy of the Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933 and the Investment Company Act of 1940.

The filing fee for this Registration Statement has been transmitted to you.

Please telephone the undersigned at (215) 569-5530 or Thomas R. Westle at (212) 885-5239 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ Mary Stokes
Mary Stokes

MKS:dc

Enclosure

One Logan Square  18th & Cherry Streets Philadelphia, PA  19103

www.BlankRome.com

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